SCHEDULE OF SENSITIVITY ANALYSIS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureofFinancialRiskManagementLineItems [Line Items]
Profit or Loss	$ 12,431,660	$ (4,762,500)	$ (34,028,126)	$ 5,810,380
Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Profit or Loss					$ 7,156,005	$ 11,441,233	$ 8,669,385
Strengthening [member] | Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Profit or Loss					329,914	405,261	508,411
Equity					8,868,986	4,941,161	6,191,813
Weakening [member] | Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Profit or Loss					(329,914)	(405,261)	(508,411)
Equity					$ (8,868,986)	$ (4,941,161)	$ (6,191,813)